INVENTORIES, NET	6 Months Ended
Jun. 30, 2015
INVENTORIES, NET [Abstract]
INVENTORIES, NET
NOTE 3:	INVENTORIES, NET

	June 30,	December 31,
	2015	2014
	$	$

Raw materials, parts and supplies	1,600	759
Finished products	218	855

	1,818	1,614

As of June 30, 2015 and December 31, 2014, inventory is presented net of write offs for slow inventory in the amount of approximately $121 and $121, respectively.